CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares [1]
Net revenues (including transactions with related parties of RMB37,647, RMB142,746 and RMB669,070 for the years ended December 31, 2022, 2023 and 2024, respectively)
Total net revenues		¥ 6,079,115	$ 832,835	¥ 6,994,328	¥ 9,264,351
Cost of revenues (including transactions with related parties of RMB827,234, RMB421,567 and RMB358,613 for the years ended December 31, 2022, 2023 and 2024, respectively)		(5,269,661)	(721,941)	(6,179,125)	(8,610,726)
Gross Profit		809,454	110,894	815,203	653,625
Operating expenses
Research and development expenses (including transactions with related parties of RMB5,290, RMB4,345 and RMB1,861 for the years ended December 31, 2022, 2023 and 2024, respectively)		(512,637)	(70,231)	(578,610)	(684,446)
Sales and marketing expenses (including transactions with related parties of RMB57,881, RMB62,889 and RMB3,533 for the years ended December 31, 2022, 2023 and 2024, respectively)		(274,049)	(37,545)	(440,605)	(530,482)
General and administrative expenses (including transactions with related parties of RMB615, RMB350 and RMB3,478 for the years ended December 31, 2022, 2023 and 2024, respectively)		(254,840)	(34,913)	(320,838)	(341,243)
Total operating expenses		(1,041,526)	(142,689)	(1,340,053)	(1,556,171)
Other income, net		42,496	5,822	81,258	166,307
Operating loss		(189,576)	(25,973)	(443,592)	(736,239)
Impairment loss of investments		(232,466)	(31,848)	(225,800)	(55,201)
Interest income and short-term investments income		391,389	53,620	479,681	298,205
Gain on fair value change of investment		0	0	0	7,602
Goodwill impairment		0	0	0	(34,640)
Foreign currency exchange losses, net		(3,802)	(521)	(1,593)	(2,516)
Loss before income tax expenses		(34,455)	(4,722)	(191,304)	(522,789)
Income tax expenses		(13,500)	(1,849)	(13,215)	(24,364)
Loss before share of loss in equity method investments, net of income taxes		(47,955)	(6,571)	(204,519)	(547,153)
Share of loss in equity method investments, net of income taxes		0	0	0	(520)
Net loss attributable to HUYA Inc.		(47,955)	(6,571)	(204,519)	(547,673)
Net loss attributable to ordinary shareholders		(47,955)	(6,571)	(204,519)	(547,673)
Net Income (Loss)		(47,955)	(6,571)	(204,519)	(547,673)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax		73,372	10,052	143,329	628,390
Unrealized securities holding gain (loss), net of tax		(63,964)	(8,763)	(20,824)	85,997
Total comprehensive income (loss) attributable to HUYA Inc.		¥ (38,547)	$ (5,282)	¥ (82,014)	¥ 166,714
Net loss per share
Basic | (per share)	[2]	¥ (0.21)	$ (0.03)	¥ (0.84)	¥ (2.27)
Diluted | (per share)	[2]	¥ (0.21)	$ (0.03)	¥ (0.84)	¥ (2.27)
Weighted average number of shares used in calculating net loss per share
Basic	[2]	231,533,388	231,533,388	243,025,428	241,437,842
Diluted	[2]	231,533,388	231,533,388	243,025,428	241,437,842
ADS
Net loss per share
Basic | (per share)	[2]	¥ (0.21)	$ (0.03)	¥ (0.84)	¥ (2.27)
Diluted | (per share)	[2]	¥ (0.21)	$ (0.03)	¥ (0.84)	¥ (2.27)
Weighted average number of shares used in calculating net loss per share
Basic	[2]	231,533,388	231,533,388	243,025,428	241,437,842
Diluted	[2]	231,533,388	231,533,388	243,025,428	241,437,842
Live streaming
Net revenues (including transactions with related parties of RMB37,647, RMB142,746 and RMB669,070 for the years ended December 31, 2022, 2023 and 2024, respectively)
Total net revenues		¥ 4,745,195	$ 650,089	¥ 6,450,782	¥ 8,195,907
Game-related services, advertising and others
Net revenues (including transactions with related parties of RMB37,647, RMB142,746 and RMB669,070 for the years ended December 31, 2022, 2023 and 2024, respectively)
Total net revenues		¥ 1,333,920	$ 182,746	¥ 543,546	¥ 1,068,444

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	Each ADS represents one Class A ordinary share.